Third Avenue Value Fund
Third Avenue Small-Cap Value Fund
Third Avenue Real Estate Value Fund
Third Avenue International Real Estate Value Fund
THIRD QUARTER REPORT
July 31, 2026
The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.
To read the latest calendar quarter Portfolio Manager Commentary, please visit
www.thirdave.com

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments
July 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks - 91.54%
	Automotive - 10.11%
554,005	Bayerische Motoren Werke AG (Germany)	$37,973,421
1,027,723	Harley-Davidson, Inc.	25,220,323
2,221,100	Subaru Corp. (Japan)	37,808,548
		101,002,292
	Banks - 5.65%
1,501,675	Bank of Ireland Group PLC (Ireland)	31,535,034
4,353,019	Close Brothers Group PLC (United Kingdom) (a)	24,969,022
		56,504,056
	Brokerages & Exchanges - 1.56%
7,004,011	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	15,589,632
	Building Products - 10.48%
457,002	Boise Cascade Co.	34,905,813
685,461	Buzzi SpA (Italy)	32,515,089
1,527,439	Interfor Corp. (Canada) (a)	13,412,829
942,600	Taiheiyo Cement Corp. (Japan)	23,869,167
		104,702,898
	Capital Equipment - 6.43%
180,100	Horiba, Ltd. (Japan)	28,266,943
708,900	Jeol, Ltd. (Japan)	35,988,635
		64,255,578
	Commercial Services - 3.28%
867,387	Robert Half, Inc.	32,787,229
	Consumer Products - 1.65%
525,088	Misto Holdings Corp. (South Korea)	16,476,217
	Diversified Holding Companies - 10.62%
4,199,382	CK Hutchison Holdings, Ltd. (Hong Kong)	39,345,189
1,019,500	Jardine Cycle & Carriage, Ltd. (Singapore)	23,363,758
3,318,103	Quinenco S.A. (Chile)	15,916,901
1,962,238	thyssenkrupp AG (Germany)	27,535,856
		106,161,704
	Energy - Refining & Marketing - 4.31%
6,626,149	Ultrapar Participacoes S.A. (Brazil)	43,096,798
	Insurance - 2.22%
3,811,164	Conduit Holdings, Ltd. (Bermuda)	22,215,346
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks (continued)
	Materials/Diversified Chemicals - 1.78%
907,100	OSAKA Titanium Technologies Co., Ltd. (Japan)	$15,892,351
15,214	Rogers Corp. (a)	1,878,472
		17,770,823
	Media - 2.09%
41,051,524	S4 Capital PLC (United Kingdom) (b)	20,830,688
	Metals & Mining - 8.94%
3,551,712	Capstone Copper Corp. (Canada) (a)	33,722,072
1,515,265	Lundin Mining Corp. (Canada)	37,518,171
228,366	Warrior Met Coal, Inc.	18,134,544
		89,374,787
	Non-U.S. Real Estate Operating Companies - 2.18%
43,984,700	Genting Singapore, Ltd. (Singapore)	21,770,274
	Oil & Gas Production & Services - 14.38%
8,255,719	Harbour Energy PLC (United Kingdom)	26,780,722
973,870	Subsea 7, S.A. (United Kingdom)	32,905,914
677,381	Tidewater, Inc. (a)	50,844,218
418,877	Valaris, Ltd. (a)	33,170,870
		143,701,724
	Transportation & Logistics - 5.86%
5,153,041	easyJet PLC (United Kingdom)	43,870,565
12,964,390	TS Lines, Ltd. (Hong Kong)	14,697,597
		58,568,162
	Total Common Stocks (Cost $597,901,025)	914,808,208
Short-Term Investments - 7.39%
73,889,800	BNY Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.54% (c)	73,889,800
	Total Short-Term Investments (Cost $73,889,800)	73,889,800
	Total Investment Portfolio - 98.93%
	(Cost $671,790,825)	988,698,008
	Other Assets less Liabilities - 1.07%	10,702,066
	NET ASSETS - 100.00%	$999,400,074

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund
Portfolio of Investments (concluded)
July 31, 2026 (Unaudited)
Investor Class:
Net assets applicable to 421,380 shares outstanding	$35,879,592
Net asset value, offering and redemption price per share	$85.15
Institutional Class:
Net assets applicable to 10,872,492 shares outstanding	$918,958,862
Net asset value, offering and redemption price per share	$84.52
Z Class:
Net assets applicable to 527,372 shares outstanding	$44,561,620
Net asset value, offering and redemption price per share	$84.50

Notes:
(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at July 31, 2026.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments
July 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks - 85.58%
	Automotive - 2.46%
217,667	Harley-Davidson, Inc.	$5,341,548
	Banks & Thrifts - 15.04%
345,159	Flagstar Bank NA	4,908,161
257,311	OceanFirst Financial Corp.	4,968,675
101,965	Prosperity Bancshares, Inc.	7,634,120
116,879	Southside Bancshares, Inc.	3,799,736
78,101	UMB Financial Corp.	11,381,659
		32,692,351
	Building Products - 2.11%
60,198	Boise Cascade Co.	4,597,923
	Commercial Services - 2.57%
147,937	Robert Half, Inc.	5,592,019
	Consulting & Information Technology Services - 8.39%
22,193	CRA International, Inc.	3,973,213
101,465	ICF International, Inc.	8,210,548
100,376	Maximus, Inc.	6,047,654
		18,231,415
	Consumer Discretionary - 3.40%
111,880	Atlanta Braves Holdings, Inc., Class A (a)	6,087,391
25,700	Atlanta Braves Holdings, Inc., Class C (a)	1,306,331
		7,393,722
	Energy - Refining & Marketing - 4.48%
134,622	PBF Energy, Inc., Class A	9,730,478
	Financials - 5.60%
129,476	Encore Capital Group, Inc. (a)	12,181,102
	Healthcare - 6.53%
203,597	Collegium Pharmaceutical, Inc. (a)	7,205,298
156,775	Supernus Pharmaceuticals, Inc. (a)	6,996,868
		14,202,166
	Industrial Equipment - 3.18%
43,472	Alamo Group, Inc.	6,915,526
	Industrial Services - 4.70%
12,405	MYR Group, Inc. (a)	4,133,594
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks (continued)
	Industrial Services (continued)
20,744	UniFirst Corp.	$6,077,577
		10,211,171
	Information Technology - 2.69%
40,383	Qualys, Inc. (a)	5,845,439
	Insurance & Reinsurance - 6.33%
22,619	Investors Title Co.	6,543,450
1,338,765	Octave Specialty Group, Inc. (a)	7,229,331
		13,772,781
	Materials/Diversified Chemicals - 3.65%
441,768	LSB Industries, Inc. (a)	4,806,436
25,332	Rogers Corp. (a)	3,127,742
		7,934,178
	Metals Manufacturing - 2.19%
29,778	Kaiser Aluminum Corp.	4,754,951
	Oil & Gas Production & Services - 6.20%
402,693	SandRidge Energy, Inc.	5,605,486
104,843	Tidewater, Inc. (a)	7,869,516
		13,475,002
	Real Estate Services - 0.98%
187,469	Compass, Inc., Class A (a)	2,135,272
	U.S. Homebuilder - 1.48%
40,469	Champion Homes, Inc. (a)	3,221,737
	U.S. Real Estate Operating Companies - 3.60%
1,047,518	Five Point Holdings, LLC, Class A (a)	5,436,619
107,160	FRP Holdings, Inc. (a)	2,391,811
		7,828,430
	Total Common Stocks (Cost $124,262,333)	186,057,211
Closed-End Funds - 2.50%
	Financials - 2.50%
101,812	Central Securities Corp.	5,440,833
	Total Closed-End Funds (Cost $2,713,474)	5,440,833
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund
Portfolio of Investments (concluded)
July 31, 2026 (Unaudited)
Shares	Security†	Value
Short-Term Investments - 10.78%
23,445,101	BNY Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.54% (b)	$23,445,101
	Total Short-Term Investments (Cost $23,445,101)	23,445,101
	Total Investment Portfolio - 98.86%
	(Cost $150,420,908)	214,943,145
	Other Assets less Liabilities - 1.14%	2,474,380
	NET ASSETS - 100.00%	$217,417,525

Investor Class:
Net assets applicable to 239,670 shares outstanding	$5,810,270
Net asset value, offering and redemption price per share	$24.24
Institutional Class:
Net assets applicable to 8,242,723 shares outstanding	$208,473,002
Net asset value, offering and redemption price per share	$25.29
Z Class:
Net assets applicable to 123,150 shares outstanding	$3,134,253
Net asset value, offering and redemption price per share	$25.45

Notes:
(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at July 31, 2026.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments
July 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks - 87.27%
	Consulting/Management - 12.60%
125,431	CBRE Group, Inc., Class A (a)	$18,414,525
178,729	Fidelity National Financial, Inc.	9,220,629
30,049	Jones Lang LaSalle, Inc. (a)	10,668,297
		38,303,451
	Forest Products & Paper - 1.25%
152,200	Weyerhaeuser Co., REIT	3,809,566
	Hospitality - 2.60%
152,125	Accor S.A. (France)	7,911,416
	Industrial Distribution - 1.76%
15,545	WESCO International, Inc.	5,339,552
	Industrial Services - 5.41%
262,940	U-Haul Holding Co.	16,454,784
	Non-U.S. Homebuilder - 3.36%
216,508	Berkeley Group Holdings PLC (United Kingdom) (a)	10,226,258
	Non-U.S. Real Estate Consulting/Management - 6.15%
57,990	FirstService Corp. (Canada)	8,170,211
847,721	Savills PLC (United Kingdom)	10,511,147
		18,681,358
	Non-U.S. Real Estate Investment Trusts - 9.13%
890,360	Big Yellow Group PLC (United Kingdom)	10,659,703
2,300,283	Ingenia Communities Group (Australia)	7,017,344
770,423	Segro PLC (United Kingdom)	10,063,811
		27,740,858
	Non-U.S. Real Estate Operating Companies - 12.85%
365,575	Brookfield Corp. (Canada)	15,547,905
1,554,038	CK Asset Holdings, Ltd. (Hong Kong)	9,465,678
2,245,220	Hang Lung Group, Ltd. (Hong Kong)	3,951,811
106,700	Jardine Matheson Holdings, Ltd. (Hong Kong)	7,086,476
1,200,796	Wharf Holdings Ltd. (The) (Hong Kong)	3,006,366
		39,058,236
	U.S. Homebuilder - 12.89%
94,002	Champion Homes, Inc. (a)	7,483,499
64,011	DR Horton, Inc.	9,157,414
140,035	Lennar Corp., Class B	11,300,825
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks (continued)
	U.S. Homebuilder (continued)
89,039	PulteGroup, Inc.	$11,260,762
		39,202,500
	U.S. Real Estate Investment Trusts - 12.36%
245,801	American Homes 4 Rent, Class A	8,214,670
72,600	First Industrial Realty Trust, Inc.	4,779,984
96,957	Prologis, Inc.	14,020,952
85,605	Sun Communities, Inc.	10,570,505
		37,586,111
	U.S. Real Estate Operating Companies - 6.91%
527,086	Brookdale Senior Living, Inc. (a)	7,695,456
2,555,754	Five Point Holdings, LLC, Class A (a)	13,264,363
3,475,472	TPHGreenwich Trust (a)(b)(c)(d)	—
2,100,472	Trinity Place Holdings, Inc. (a)(c)	48,521
		21,008,340
	Total Common Stocks (Cost $207,406,789)	265,322,430
Preferred Stocks - 8.22%
	Mortgage Finance - 8.22%
1,341,300	Federal Home Loan Mortgage Corp., 8.38% (a)	12,541,155
1,265,050	Federal National Mortgage Association, 8.25% (a)	12,460,742
	Total Preferred Stocks (Cost $4,936,272)	25,001,897
Short-Term Investments - 4.07%
12,375,317	BNY Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.54% (e)	12,375,317
	Total Short-Term Investments (Cost $12,375,317)	12,375,317

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
Principal Amount‡		Security†	Value
Term Loans - 0.00%
Non-U.S. Real Estate Operating Companies - 0.00%
48,306	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 4.45% Cash or Payment-in-kind Interest, due 10/30/26 (Luxembourg)(b)(d)(f)(g)	$—
		Total Term Loans (Cost $49,456)	—

Purchased Options - 0.00%*
Total Purchased Options (see below for details) (Cost $23,600)	3
Total Investment Portfolio - 99.56%
(Cost $224,791,434)	302,699,647
Other Assets less Liabilities - 0.44%	1,341,143
NET ASSETS - 100.00%	$304,040,790

Investor Class:
Net assets applicable to 757,350 shares outstanding	$17,850,268
Net asset value, offering and redemption price per share	$23.57
Institutional Class:
Net assets applicable to 11,412,056 shares outstanding	$270,252,975
Net asset value, offering and redemption price per share	$23.68
Z Class:
Net assets applicable to 675,027 shares outstanding	$15,937,547
Net asset value, offering and redemption price per share	$23.61

Notes:
(a)	Non-income producing security.
(b)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(c)	Security subject to restrictions on resale. At July 31, 2026, the restricted securities had a total market value of $48,521 or 0.02% of net assets.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit	Market Value
3,475,472	TPHGreenwich Trust	5/20/25	$—	$0.00	$—
2,100,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	8,185,888	0.02	48,521

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund
Portfolio of Investments (concluded)
July 31, 2026 (Unaudited)

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rate disclosed represents 30-day yield at July 31, 2026.
(f)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(g)	Variable rate security. The rate disclosed is in effect as of July 31, 2026.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

EUR: Euro.
REIT: Real Estate Investment Trust.
Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
USD versus GBP, Call	JPMorgan Chase Bank, N.A.	28,000,000	$28,000,000	1.21 USD	09/14/26	$3
USD versus HKD, Call	JPMorgan Chase Bank, N.A.	16,000,000	16,000,000	8.20 HKD	08/10/26	—
Total Purchased Options (Cost $23,600)						$3

GBP: British Pound.
HKD: Hong Kong Dollar.
USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund
Portfolio of Investments
July 31, 2026 (Unaudited)
Shares	Security†	Value
Common Stocks - 92.85%
	Non-U.S. Homebuilder - 8.59%
2,097,947	Glenveagh Properties PLC (Ireland) (a)(b)	$5,799,232
182,428	Neinor Homes S.A. (Spain) (a)	3,340,889
63,693	Robyg S.A. (Poland) (b)	545,601
		9,685,722
	Non-U.S. Real Estate Consulting/Management - 3.32%
302,273	Savills PLC (United Kingdom)	3,747,974
	Non-U.S. Real Estate Investment Trusts - 22.35%
464,774	Big Yellow Group PLC (United Kingdom)	5,564,438
2,222,759	Dexus Industria REIT (Australia)	3,848,290
848,159	Helical PLC (United Kingdom)	2,274,782
1,751,009	Ingenia Communities Group (Australia)	5,341,704
138,809	Shurgard Self Storage, Ltd. (Belgium)	4,055,791
160,337	Warehouses De Pauw CVA (Belgium)	4,126,269
		25,211,274
	Non-U.S. Real Estate Operating Companies - 58.59%
3,960,800	Amata Corp. PCL (Thailand)	3,417,407
9,190,800	Ayala Land, Inc. (Philippines)	2,531,567
1,591,158	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	5,499,392
279,120	CTP NV (Netherlands) (a)	5,043,585
400	Genting Singapore, Ltd. (Singapore)	198
2,105,000	Hang Lung Group, Ltd. (Hong Kong)	3,705,010
550,300	Hongkong Land Holdings, Ltd. (Hong Kong)	4,462,242
2,119,020	Lendlease Corp, Ltd. (Australia)	4,493,811
652,893	LOG Commercial Properties e Participacoes S.A. (Brazil)	3,293,348
676,300	Nomura Real Estate Holdings, Inc. (Japan)	3,886,339
1,722,933	StorageVault Canada, Inc. (Canada)	5,899,403
278,547	Sun Hung Kai Properties, Ltd. (Hong Kong)	4,371,754
4,318,745	SUNeVision Holdings, Ltd. (Hong Kong)	2,661,822
2,599,587	Swire Pacific, Ltd., Class B (Hong Kong)	4,956,886
346,692	TAG Immobilien AG (Germany)	5,539,921
556,900	Tosei Corp. (Japan)	6,318,765
		66,081,450
	Total Common Stocks (Cost $95,862,307)	104,726,420
See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund
Portfolio of Investments (concluded)
July 31, 2026 (Unaudited)
Shares	Security†	Value
Preferred Stocks - 2.38%
	Non-U.S. Homebuilder - 2.38%
668,809	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, (Brazil) (b)	$2,687,559
	Total Preferred Stocks (Cost $3,105,797)	2,687,559
Short-Term Investments - 4.22%
4,760,759	BNY Dreyfus Treasury Securities Cash Management, Institutional Shares, 3.54% (c)	4,760,759
	Total Short-Term Investments (Cost $4,760,759)	4,760,759
	Total Investment Portfolio - 99.45%
	(Cost $103,728,863)	112,174,738
	Other Assets less Liabilities - 0.55%	625,093
	NET ASSETS - 100.00%	$112,799,831

Institutional Class:
Net assets applicable to 5,475,211 shares outstanding	$77,486,027
Net asset value, offering and redemption price per share	$14.15
Z Class:
Net assets applicable to 2,414,933 shares outstanding	$35,313,804
Net asset value, offering and redemption price per share	$14.62

Notes:
(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Rate disclosed represents 30-day yield at July 31, 2026.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments
July 31, 2026 (Unaudited)
Security valuation:
Third Avenue Trust (the “Trust”), an open end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996, consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.
Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of  Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.
Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.
Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
Fair value measurements:
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
The following is a Summary by Level of Inputs used to value the Funds’ investments as of July 31, 2026:
Third Avenue Value Fund
Assets	Total Value at 7/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$101,002,292	$25,220,323	$75,781,969	$—
Banks	56,504,056	24,969,022	31,535,034	—
Brokerages & Exchanges	15,589,632	15,589,632	—	—
Building Products	104,702,898	48,318,642	56,384,256	—
Capital Equipment	64,255,578	—	64,255,578	—
Commercial Services	32,787,229	32,787,229	—	—
Consumer Products	16,476,217	—	16,476,217	—
Diversified Holding Companies	106,161,704	15,916,901	90,244,803	—
Energy - Refining & Marketing	43,096,798	43,096,798	—	—
Insurance	22,215,346	22,215,346	—	—
Materials/Diversified Chemicals	17,770,823	1,878,472	15,892,351	—
Media	20,830,688	20,830,688	—	—
Metals & Mining	89,374,787	89,374,787	—	—
Non-U.S. Real Estate Operating Companies	21,770,274	—	21,770,274	—
Oil & Gas Production & Services	143,701,724	84,015,088	59,686,636	—
Transportation & Logistics	58,568,162	—	58,568,162	—
Total Common Stocks	914,808,208	424,212,928	490,595,280	—

Short-Term Investments:	73,889,800	73,889,800	—	—
Total Short-Term Investments	73,889,800	73,889,800	—	—

Total Value of Investments	$988,698,008	$498,102,728	$490,595,280	$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
Third Avenue Small-Cap Value Fund
Assets	Total Value at 7/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$5,341,548	$5,341,548	$—	$—
Banks & Thrifts	32,692,351	32,692,351	—	—
Building Products	4,597,923	4,597,923	—	—
Commercial Services	5,592,019	5,592,019	—	—
Consulting & Information Technology Services	18,231,415	18,231,415	—	—
Consumer Discretionary	7,393,722	7,393,722	—	—
Energy - Refining & Marketing	9,730,478	9,730,478	—	—
Financials	12,181,102	12,181,102	—	—
Healthcare	14,202,166	14,202,166	—	—
Industrial Equipment	6,915,526	6,915,526	—	—
Industrial Services	10,211,171	10,211,171	—	—
Information Technology	5,845,439	5,845,439	—	—
Insurance & Reinsurance	13,772,781	13,772,781	—	—
Materials/Diversified Chemicals	7,934,178	7,934,178	—	—
Metals Manufacturing	4,754,951	4,754,951	—	—
Oil & Gas Production & Services	13,475,002	13,475,002	—	—
Real Estate Services	2,135,272	2,135,272	—	—
U.S. Homebuilder	3,221,737	3,221,737	—	—
U.S. Real Estate Operating Companies	7,828,430	7,828,430	—	—
Total Common Stocks	186,057,211	186,057,211	—	—

Closed-End Funds:
Financials	5,440,833	5,440,833	—	—
Total Closed-End Funds	5,440,833	5,440,833	—	—

Short-Term Investments:	23,445,101	23,445,101	—	—
Total Short-Term Investments	23,445,101	23,445,101	—	—

Total Value of Investments	$214,943,145	$214,943,145	$—	$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
Third Avenue Real Estate Value Fund
Assets	Total Value at 7/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$38,303,451	$38,303,451	$—	$—
Forest Products & Paper	3,809,566	3,809,566	—	—
Hospitality	7,911,416	—	7,911,416	—
Industrial Distribution	5,339,552	5,339,552	—	—
Industrial Services	16,454,784	16,454,784	—	—
Non-U.S. Homebuilder	10,226,258	—	10,226,258	—
Non-U.S. Real Estate Consulting/Management	18,681,358	18,681,358	—	—
Non-U.S. Real Estate Investment Trusts	27,740,858	—	27,740,858	—
Non-U.S. Real Estate Operating Companies	39,058,236	15,547,905	23,510,331	—
U.S. Homebuilder	39,202,500	39,202,500	—	—
U.S. Real Estate Investment Trusts	37,586,111	37,586,111	—	—
U.S. Real Estate Operating Companies	21,008,340	21,008,340	—	—*
Total Common Stocks	265,322,430	195,933,567	69,388,863	—*

Preferred Stocks:
Mortgage Finance	25,001,897	25,001,897	—	—
Total Preferred Stocks	25,001,897	25,001,897	—	—

Short-Term Investments:	12,375,317	12,375,317	—	—
Total Short-Term Investments	12,375,317	12,375,317	—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—*	—	—	—*
Total Term Loans	—*	—	—	—*

Purchased Options:	3	—	3	—
Total Purchased Options	3	—	3	—

Total Value of Investments	$302,699,647	$233,310,781	$69,388,866	$—*

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)
July 31, 2026 (Unaudited)
Third Avenue International Real Estate Value Fund
Assets	Total Value at 7/31/26	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Non-U.S. Homebuilder	$9,685,722	$545,601	$9,140,121	$—
Non-U.S. Real Estate Consulting/Management	3,747,974	3,747,974	—	—
Non-U.S. Real Estate Investment Trusts	25,211,274	2,274,782	22,936,492	—
Non-U.S. Real Estate Operating Companies	66,081,450	18,109,550	47,971,900	—
Total Common Stocks	104,726,420	24,677,907	80,048,513	—

Preferred Stocks:
Non-U.S. Homebuilder	2,687,559	2,687,559	—	—
Total Preferred Stocks	2,687,559	2,687,559	—	—

Short-Term Investments:	4,760,759	4,760,759	—	—
Total Short-Term Investments	4,760,759	4,760,759	—	—

Total Value of Investments	$112,174,738	$32,126,225	$80,048,513	$—

^	Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.
*	Investments fair valued at $0.
For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (concluded)
July 31, 2026 (Unaudited)
Information about Level 3 Fair Value Measurements

Third Avenue Real Estate Value Fund	Fair Value at 7/31/26
Other (a)	$—*
(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.
There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
Investment in affiliates:
Any transactions in securities of affiliated issuers are executed at fair value under the same terms as an arm’s length transaction.
A summary of the Funds' transactions in securities of affiliated issuers for the period ended July 31, 2026 is set forth below:

Third Avenue Value Fund
Name of Issuer:	Shares Held at Jul. 31, 2026	Value at Oct. 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Jul. 31, 2026	Investment Income
S4 Capital PLC	41,051,524	$12,700,371	$—	$—	$—	$8,130,317	$20,830,688	$606,748
Total Affiliates		$12,700,371	$—	$—	$—	$8,130,317	$20,830,688	$606,748